Loan Portfolio and Allowance for Credit Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Non accrual loans by loan class [Abstract]
Other real estate owned		$ 2,200	$ 194
Total non-accrual loans		18,800	17,663
Restructured real estate mortgages - 1 to 4 family		0	3
Total nonperforming loans		18,800	17,666
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	15,122	15,062
Restructured real estate mortgages - 1 to 4 family	[1]	0	3
Total nonperforming loans	[1]	15,122	15,065
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		3,678	2,601
Restructured real estate mortgages - 1 to 4 family		0	0
Total nonperforming loans		3,678	2,601
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in process of foreclosure		8,100	6,600
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		329	536
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	329	536
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		14	314
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	14	0
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	314
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		14,954	13,305
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	11,586	11,324
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		3,368	1,981
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		526	279
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	432	235
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		94	44
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		2,847	3,063
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	2,653	2,816
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		194	247
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		130	166
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	108	151
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 22	$ 15

[1]	Includes New York, New Jersey, Vermont and Massachusetts.